LOANS TO THIRD PARTIES - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
LOANS TO THIRD PARTIES
Effective percentage	8.30%	8.30%
Proceeds from collection	¥ 10.2	$ 1.4